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KENNETH L. BETTS

Income Partner

214.453-6435

KBetts@winston.com

March 29, 2017

Mr. Tom Kluck

Legal Branch Chief

Securities and Exchange Commission

Washington, DC 20549

Re:	Plymouth Industrial REIT, Inc. Amendment No. 4 to Registration Statement on Form S-11 File No. 333-196798

Dear Mr. Kluck:

On behalf of Plymouth Industrial REIT, Inc. (the “Company”), we are submitting to the staff (the “Staff”) of the Securities and Exchange Commission via EDGAR Amendment No. 4 (“Amendment No. 4”) to the Company's Registration Statement on Form S-11 (File No. 333-196798) (the “Registration Statement”).

We have been informed by you that, due to the lapse of time between the filing of Amendment No. 3 to the Registration Statement (filed February 5, 2015) and the filing of Amendment No. 4, the Staff is going to recommence the review of the Registration Statement. Accordingly, we are not filing any responses to the Staff's comment letter to the Company dated March 6, 2015.

Sincerely,

/s/ Kenneth L. Betts

Kenneth L. Betts